Schedule of Commercial Loans - Real Estate Development Loan Portfolio Summary (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($) Integer		Dec. 31, 2021 USD ($) Integer
Financing Receivable, Past Due [Line Items]
Gross Amount Outstanding		$ 60,974		$ 50,763
Real Estate [Member]
Financing Receivable, Past Due [Line Items]
Number of States | Integer		8		6
Number of Borrowers | Integer		14		12
Number of Loans | Integer		20		15
Gross Value of Collateral	[1]	$ 19,718		$ 12,464
Commitment Amount	[2]	12,110		9,095
Gross Amount Outstanding		$ 8,178		$ 7,657
Loan to Value Ratio	[4]	41.00%	[3]	61.00%
Interest Spread		varies
Interest Spread				7.00%

[1]	The value is determined by the appraised value adjusted for remaining costs to be paid. A portion of this collateral is $1,900 and $1,720 as of December 31, 2022 and 2021, respectively, of preferred equity in our Company. In the event of a foreclosure on the property securing these loans, the portion of our collateral that is preferred equity might be difficult to sell, which may impact our ability to recover the loan balance. In addition, a portion of the collateral value is estimated based on the selling prices anticipated for the homes.
[2]	The commitment amount does not include letters of credit and cash bonds.
[3]	Represents the weighted average loan to value ratio of the loans.
[4]	The loan to value ratio is calculated by taking the outstanding amount and dividing by the appraised value calculated as described above.